SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated December 22, 2010 to the
Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the text relating to Analytic Investors, Inc. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
WestEnd Advisors LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

In addition, the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Analytic Investors, Inc. is hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the text relating to Lee Munder Investments Ltd. is hereby deleted.

In addition, the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lee Munder Investments Ltd. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Tax-Managed Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Tax-Managed Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-710 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund

Supplement Dated December 22, 2010 to the
Class I Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Small Cap, Small Cap Value and Small Cap Growth Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the text relating to Analytic Investors, Inc. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
WestEnd Advisors LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

In addition, the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the text relating to Lee Munder Investments Ltd. is hereby deleted.

In addition, the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lee Munder Investments Ltd. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-711 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated December 22, 2010 to the
Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Large Cap Fund, the text relating to Analytic Investors, Inc. is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
WestEnd Advisors LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

In addition, the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order there:

WestEnd Advisors LLC: WestEnd Advisors LLC (WestEnd), located at 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211 serves as a Sub-Adviser to the Large Cap Fund. Robert L. Pharr serves as Managing Partner and Chief Investment Officer for WestEnd. He has managed the Large-Cap Core Equity portfolio since its inception in 1996.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Value Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Small Cap Value Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Small Cap Value Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to Small Cap Value Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the assets of the Small Cap Value Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Advisers for the Small Cap Growth Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Small Cap Growth Fund, the text relating to Lee Munder Investments Ltd. is hereby deleted.

In addition, the sub-section entitled "Small Cap Growth Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Lee Munder Investments Ltd. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Advisers for the Tax-Managed Small Cap Fund

In the chart under the sub-section entitled "Sub-Adviser and Portfolio Managers," under the section entitled "Management," in the Fund summary for the Tax-Managed Small Cap Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH FUND	TITLE WITH SUB-ADVISER
William Blair & Company, LLC	David S. Mitchell, CFA Mark T. Leslie, CFA Chad M. Kilmer, CFA	Since 2010 Since 2010 Since 2010	Principal Principal Portfolio Manager

In addition, in the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

William Blair & Company, LLC: William Blair & Company, LLC (William Blair), located at 222 West Adams Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. David S. Mitchell, CFA, Mark T. Leslie, CFA, and Chad M. Kilmer, CFA, serve as portfolio managers for the portion of the Tax-Managed Small Cap Fund allocated to William Blair. Mr. Mitchell has served in his current role since 1996. Mr. Leslie has served in his role since 2005. Mr. Kilmer has served in his role since 2006. Previously, Mr. Kilmer spent two years at U.S. Bancorp Asset Management where he acted as a Lead Portfolio Manager.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-712 (12/10)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated December 22, 2010
to the Statement of Additional Information ("SAI") Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the sub-advisers and portfolio managers of the Large Cap, Small Cap, Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds.

Changes in Sub-Advisers for the Large Cap Fund

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to Analytic Investors, Inc.'s management of the Large Cap Fund are hereby deleted, and the following paragraph is hereby added in the appropriate alphabetical order thereof:

WESTEND ADVISORS LLC—WestEnd Advisors LLC (WestEnd) serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. WestEnd, founded in 2004, is an independent investment advisory firm structured as a limited liability corporation (LLC). WestEnd is 100% owned by employees.

In addition, in the sub-section entitled "Portfolio Management," under the same section, all references to Analytic Investors, Inc.'s management of the Large Cap Fund are hereby deleted, and the following text is hereby added in the appropriate alphabetical order thereof:

WestEnd

Compensation. Key personnel are provided with competitive compensation including salaries, bonuses and equity participation. Our compensation program supports retention, and our corporate culture fosters teamwork, as well as the means for excellence to be recognized and rewarded. No conflicts are present that may impede management of the SEI fund and other accounts.

Ownership of Fund Shares. As of the end of the Large Cap Fund's most recently completed fiscal year, WestEnd's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of October 31, 2010, in addition to the Large Cap Fund, WestEnd's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets	Number of Accounts		Total Assets
Robert L. Pharr	0		$0		1		$11.9 million	793		$1.03 billion
	0	*	$0	*	0	*	$0*	0	*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.

WestEnd's portfolio manager manages other accounts with similar objectives as the Large Cap Fund, which may give rise to potential conflicts of interest. WestEnd does not believe these conflicts are material. To the extent that conflicts arise that are material, WestEnd believes its policies and procedures are designed to effectively manage those conflicts in an appropriate way.

For each investment strategy offered, investment decisions are made at the product level. All accounts in a particular strategy hold the same securities in the same relative quantities. Any changes to the model are executed across all accounts in the strategy at or around the same time (subject to WestEnd's trading procedures), provided client-imposed restrictions do not require exclusion.

A potential conflict of interest may exist as a result of WestEnd's portfolio managers managing the Large Cap Fund along with Other Accounts which, in theory, may allow the portfolio managers to allocate investment opportunities in a way that favors the Other Accounts over the Large Cap Fund. Notwithstanding this theoretical conflict of interest, it is WestEnd's policy to manage each account based on its investment objectives and restrictions. WestEnd has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis and in a manner consistent with each account's investment objectives and restrictions.

Changes in Sub-Advisers for the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate alphabetical order thereof:

WILLIAM BLAIR & COMPANY, LLC—William Blair & Company, LLC (William Blair) serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. William Blair, founded in 1935, is a limited liability company, 100% owned by its employees. The legal structure is a limited liability company 100% owned by WBC Holdings, L.P., a limited partnership.

In addition, in the sub-section entitled "Portfolio Management," under the same section, the following text is hereby added in appropriate alphabetical order:

William Blair

Compensation. The compensation of William Blair's portfolio managers, analysts, traders, marketers, and client service professionals is based on the firm's mission: "to achieve success for its clients." The portfolio managers, analysts, and traders who are principals of William Blair have compensation consisting of a base salary, a share of the firm's profits, and a discretionary bonus. Each principal's ownership stake and bonus (if any) can vary over time, and is determined by the individual's sustained contribution to the firm's revenue, profitability, long-term investment performance, intellectual capital and brand reputation. Non-principal portfolio managers are based upon the same factors, with the exception of their ownership interest in the firm.

Each portfolio manager and analyst is measured by his or her contribution to the overall research effort of the department and the team. This includes quality of research ideas, securities they bring to the portfolio and its overall performance. We do not use a quantitative or formulaic model to determine compensation. The compensation process is based on a qualitative assessment rather than a formula. Team members do not receive any direct compensation based upon the performance of any individual client account. Asset growth is one of the multiple factors that could be considered in the qualitative assessment.

Ownership of Fund Shares. As of the end of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds' most recently completed fiscal year, William Blair's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value or Tax-Managed Small Cap Funds.

Other Accounts. As of October 31, 2010, in addition to the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, William Blair's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies				Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets		Number of Accounts		Total Assets	Number of Accounts		Total Assets
David S. Mitchell, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*
Mark T. Leslie, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*
Chad M. Kilmer, CFA	0		$0		1		$2 million	2		$28 million
	0	*	$0	*	0	*	$0*	0	*	$0*

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. William Blair's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. William Blair believes that it has designed policies and procedures to manage conflicts in an appropriate way.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' day-to-day management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds. Because of their positions with the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds, the portfolio managers know the size, timing and possible market impact of Small Cap, Small Cap Value and Tax-Managed Small Cap Fund trades. It is theoretically possible that William Blair's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. However, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of William Blair's portfolio managers' management of the Small Cap, Small Cap Value and Tax-Managed Small Cap Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. This conflict of interest may be exacerbated to the extent that William Blair or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is William Blair's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, William Blair has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while William Blair's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap, Small Cap Value or Tax-Managed Small Cap Fund, such securities might not be suitable for the Small Cap, Small Cap Value or Tax-Managed Small Cap Funds given their investment objectives and related restrictions.

Changes in Sub-Advisers for the Small Cap Growth Fund

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," all references to Lee Munder Investments Ltd.'s management of the Small Cap Growth Fund are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the same section, all references to Lee Munder Investments Ltd.'s management of the Large Cap Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-713 (12/10)